Receivables - Summary of Receivables (Detail) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 2,065,568	€ 2,486,680
VAT receivables	531,640	457,834
Total	€ 2,597,208	€ 2,944,514